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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05769

Invesco High Income Trust II

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 05/31/14

Item 1. Schedule of Investments.

Invesco High Income Trust II
Quarterly Schedule of Portfolio Holdings
May 31, 2014

invesco.com/us	VK-CE-HINC2-QTR-1 5/14	Invesco Advisers, Inc.

Schedule of Investments(a)

May 31, 2014

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–118.32% (b)

Aerospace & Defense–3.46%

B/E Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	$565,000	$603,137
Bombardier Inc. (Canada),
Sr. Unsec. Notes,
5.75%, 03/15/22(c)	405,000	412,594
6.00%, 10/15/22(c)	390,000	396,825
7.75%, 03/15/20(c)	822,000	930,915
DigitalGlobe Inc., Sr. Unsec. Gtd. Bonds, 5.25%, 02/01/21	349,000	345,074
GenCorp Inc., Sec. Gtd. Global Notes, 7.13%, 03/15/21	1,012,000	1,108,140
TransDigm Inc.,
Sr. Unsec. Gtd. Sub. Global Notes,
5.50%, 10/15/20	402,000	405,517
7.50%, 07/15/21	300,000	332,250
Sr. Unsec. Sub. Notes,
6.00%, 07/15/22(c)	215,000	216,613
6.50%, 07/15/24(c)	286,000	291,005
		5,042,070

Airlines–1.87%

Air Canada Pass Through Trust (Canada), Series 2013-1, Class B, Sec. Pass Through Ctfs., 5.38%, 05/15/21(c)	8,259	8,541
American Airlines Pass Through Trust,
Series 2011-1, Class B,
Sec. Pass Through Ctfs.,
7.00%, 01/31/18(c)	486,943	531,985
Series 2013-2, Class B,
Sr. Sec. Pass Through Ctfs.,
5.60%, 07/15/20(c)	544,714	573,992
Continental Airlines Pass Through Trust,
Series 2009-2, Class B,
Sec. Global Pass Through Ctfs.,
9.25%, 05/10/17	132,234	149,177
Series 2012-3, Class C,
Sec. Pass Through Ctfs.,
6.13%, 04/29/18	200,000	214,000
UAL Pass Through Trust, Series 2009-2, Class B, Sr. Sec. Gtd. Pass Through Ctfs., 12.00%, 01/15/16(c)	300,684	339,210
United Continental Holdings Inc., Sr. Unsec. Gtd. Notes, 6.38%, 06/01/18	380,000	411,350
US Airways Pass Through Trust,
Series 1998-1, Class C,
Sec. Pass Through Ctfs.,
6.82%, 01/30/15	183,409	184,349

	Principal Amount	Value

Airlines–(continued)

Series 2012-1, Class B,
Sec. Pass Through Ctfs.,
8.00%, 10/01/19	$69,497	$79,921
Series 2012-1, Class C,
Sec. Pass Through Ctfs.,
9.13%, 10/01/15	62,827	66,833
Virgin Australia Pass Through Trust (Australia), Series 2013-1, Class B, Sec. Gtd. Pass Through Ctfs., 6.00%, 10/23/20(c)	152,161	158,628
		2,717,986

Alternative Carriers–1.52%

Level 3 Financing Inc.,
Sr. Unsec. Gtd. Global Notes,
7.00%, 06/01/20	648,000	704,700
Sr. Unsec. Gtd. Notes,
6.13%, 01/15/21(c)	1,417,000	1,503,791
		2,208,491

Apparel Retail–1.64%

Hot Topic, Inc., Sr. Sec. Gtd. Notes, 9.25%, 06/15/21(c)	1,138,000	1,251,800
L Brands Inc.,
Sr. Unsec. Gtd. Global Notes,
5.63%, 02/15/22	633,000	674,936
Sr. Unsec. Gtd. Notes,
6.63%, 04/01/21	230,000	259,612
Neiman Marcus Group LTD LLC., Sr. Unsec. Gtd. Notes, 8.00%, 10/15/21(c)	187,000	207,103
		2,393,451

Apparel, Accessories & Luxury Goods–0.21%

Levi Strauss & Co., Sr. Unsec. Global Notes, 6.88%, 05/01/22	100,000	111,500
PVH Corp., Sr. Unsec. Global Notes, 4.50%, 12/15/22	97,000	96,272
William Carter Co. (The), Sr. Unsec. Gtd. Notes, 5.25%, 08/15/21(c)	91,000	95,209
		302,981

Application Software–0.46%

Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(c)	667,000	677,005

See accompanying notes which are an integral part of this schedule.

                                     Invesco High Income Trust II

	Principal Amount	Value

Auto Parts & Equipment–2.74%

Amsted Industries Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/22(c)	$209,000	$210,306
CTP Transportation Products LLC/CTP Finance Inc., Sr. Sec. Notes, 8.25%, 12/15/19(c)	519,000	561,169
Dana Holding Corp., Sr. Unsec. Notes, 5.38%, 09/15/21	989,000	1,034,741
Gestamp Funding Luxembourg S.A. (Spain), Sr. Sec. Gtd. Notes, 5.63%, 05/31/20(c)	310,000	323,563
Schaeffler Finance B.V. (Germany),
Sr. Sec. Gtd. Notes,
4.25%, 05/15/21(c)	347,000	345,265
Sr. Sec. Notes,
4.75%, 05/15/21(c)	200,000	206,600
Schaeffler Holding Finance B.V. (Germany), Sr. Sec. Gtd. PIK Notes, 6.88%, 08/15/18(c)(d)	200,000	212,250
Stackpole International Intermediate Co. S.A./Stackpole International Powder Metal (Canada), Sr. Sec. Gtd. Notes, 7.75%, 10/15/21(c)	1,044,000	1,094,895
		3,988,789

Automotive Retail–0.32%

CST Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/23	466,000	467,165

Biotechnology–0.14%

Grifols Worldwide Operations Ltd. (Spain), Sr. Unsec. Notes, 5.25%, 04/01/22(c)	200,000	206,750

Broadcasting–1.27%

Clear Communications, Inc., Sr. Unsec. Notes, 10.00%, 01/15/18(c)	561,000	538,560
Clear Channel Worldwide Holdings Inc.,
Series B,
Sr. Unsec. Gtd. Global Notes,
6.50%, 11/15/22	553,000	595,166
Sr. Unsec. Gtd. Sub. Global Notes,
7.63%, 03/15/20	92,000	99,360
LIN Television Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 01/15/21	518,000	545,195
Starz LLC/Starz Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/19	65,000	67,925
		1,846,206

Building Products–4.63%

Builders FirstSource Inc., Sr. Sec. Notes, 7.63%, 06/01/21(c)	1,288,000	1,384,600
Building Materials Holding Corp., Sr. Sec. Notes, 9.00%, 09/15/18(c)	761,000	823,782

	Principal Amount	Value

Building Products–(continued)

Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/21	$1,103,000	$1,166,422
Norbord Inc. (Canada), Sr. Sec. Notes, 5.38%, 12/01/20(c)	294,000	301,376
Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	1,190,000	1,323,875
USG Corp.,
Sr. Unsec. Gtd. Notes,
5.88%, 11/01/21(c)	103,000	109,695
7.88%, 03/30/20(c)	555,000	617,438
Sr. Unsec. Notes,
9.75%, 01/15/18	840,000	1,011,150
		6,738,338

Cable & Satellite–6.19%

CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec. Gtd. Global Notes,
5.25%, 03/15/21	733,000	756,822
Sr. Unsec. Gtd. Notes,
6.50%, 04/30/21	544,000	583,440
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 05/01/20	1,825,000	1,923,094
Hughes Satellite Systems Corp.,
Sr. Sec. Gtd. Global Notes,
6.50%, 06/15/19	485,000	540,169
Sr. Unsec. Gtd. Global Notes,
7.63%, 06/15/21	249,000	285,105
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 6.63%, 12/15/22	1,197,000	1,256,850
Intelsat Luxembourg S.A. (Luxembourg),
Sr. Unsec. Gtd. Global Bonds,
7.75%, 06/01/21	930,000	990,450
8.13%, 06/01/23	370,000	399,600
Numericable Group S.A. (France),
Sr. Sec. Bonds,
6.00%, 05/15/22(c)	435,000	453,488
6.25%, 05/15/24(c)	370,000	389,425
Ono Finance II PLC (Spain), Sr. Unsec. Gtd. Notes, 10.88%, 07/15/19(c)	710,000	788,100
VTR Finance B.V. (Chile), Sr. Sec. Notes, 6.88%, 01/15/24(c)	610,000	644,701
		9,011,244

Casinos & Gaming–3.54%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 9.00%, 07/01/20	957,000	1,064,662
Caesars Entertainment Operating Co. Inc.,
Sec. Global Notes,
10.00%, 12/15/15	341,000	347,820
Sr. Sec. Global Notes,
11.25%, 06/01/17	187,000	166,898
Caesars Entertainment Resort Properties LLC,
Sec. Notes,
11.00%, 10/01/21(c)	315,000	327,600

See accompanying notes which are an integral part of this schedule.

                                     Invesco High Income Trust II

	Principal Amount	Value

Casinos & Gaming–(continued)

Sr. Sec. Notes,
8.00%, 10/01/20(c)	$299,000	$309,465
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance Inc., Sec. Gtd. Notes, 9.38%, 05/01/22(c)	148,000	149,480
MGM Resorts International,
Sr. Unsec. Gtd. Global Notes,
6.63%, 12/15/21	840,000	936,600
Sr. Unsec. Gtd. Notes,
7.75%, 03/15/22	1,440,000	1,695,600
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Global Notes, 5.38%, 03/15/22	150,000	156,000
		5,154,125

Coal & Consumable Fuels–1.81%

Alpha Natural Resources Inc., Sec. Gtd. Notes, 7.50%, 08/01/20(c)	223,000	217,982
Arch Coal Inc., Sec. Gtd. Notes, 8.00%, 01/15/19(c)	390,000	390,975
CONSOL Energy Inc.,
Sr. Unsec. Gtd. Global Notes,
6.38%, 03/01/21	632,000	673,080
Sr. Unsec. Gtd. Notes,
5.88%, 04/15/22(c)	365,000	379,600
Peabody Energy Corp., Sr. Unsec. Gtd. Notes, 6.50%, 09/15/20	944,000	974,680
		2,636,317

Communications Equipment–1.55%

Avaya Inc.,
Sec. Gtd. Notes,
10.50%, 03/01/21(c)	265,000	239,825
Sr. Sec. Gtd. Notes,
7.00%, 04/01/19(c)	920,000	911,950
9.00%, 04/01/19(c)	1,077,000	1,110,656
		2,262,431

Computer & Electronics Retail–0.67%

Rent-A-Center Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	935,000	978,244

Computer Storage & Peripherals–0.35%

Seagate HDD Cayman, Sr. Unsec. Gtd. Bonds, 4.75%, 01/01/25(c)	518,000	516,058

Construction & Engineering–1.80%

Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	1,025,000	1,104,437
Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	1,425,000	1,510,500
		2,614,937

Construction Machinery & Heavy Trucks–3.79%

Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/19(c)	766,000	821,535

	Principal Amount	Value

Construction Machinery & Heavy Trucks–(continued)

Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	$960,000	$993,600
Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/22	550,000	591,250
Meritor Inc.,
Sr. Unsec. Gtd. Notes,
6.25%, 02/15/24	495,000	506,137
6.75%, 06/15/21	295,000	314,175
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	590,000	615,075
Oshkosh Corp., Sr. Unsec. Gtd. Notes, 5.38%, 03/01/22(c)	856,000	881,680
Terex Corp.,
Sr. Unsec. Gtd. Global Notes,
6.00%, 05/15/21	138,000	148,005
Sr. Unsec. Gtd. Notes,
6.50%, 04/01/20	60,000	65,250
Titan International Inc., Sr. Sec. Gtd. Notes, 6.88%, 10/01/20(c)	568,000	590,010
		5,526,717

Construction Materials–1.30%

Cemex Finance LLC (Mexico), Sr. Sec. Gtd. Notes, 6.00%, 04/01/24(c)	290,000	298,691
Cemex S.A.B. de C.V. (Mexico),
Sr. Sec. Gtd. Notes,
5.88%, 03/25/19(c)	900,000	942,610
7.25%, 01/15/21(c)	214,000	232,493
CPG Merger Sub LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/01/21(c)	175,000	185,500
US Concrete, Inc., Sr. Sec. Gtd. Notes, 8.50%, 12/01/18(c)	211,000	228,935
		1,888,229

Consumer Finance–1.58%

Ally Financial Inc.,
Sr. Unsec. Gtd. Global Notes,
7.50%, 09/15/20	1,172,000	1,403,470
8.00%, 03/15/20	570,000	693,975
First Cash Financial Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 04/01/21(c)	194,000	206,610
		2,304,055

Data Processing & Outsourced Services–3.13%

CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	1,145,000	1,245,188
First Data Corp.,
Sec. Gtd. Notes,
8.25%, 01/15/21(c)	1,397,000	1,517,491
Sr. Unsec. Gtd. Global Notes,
12.63%, 01/15/21	444,000	534,465

See accompanying notes which are an integral part of this schedule.

                                     Invesco High Income Trust II

	Principal Amount	Value

Data Processing & Outsourced Services–(continued)

Sr. Unsec. Gtd. Sub. Global Notes,
11.75%, 08/15/21	$1,132,000	$1,257,935
		4,555,079

Distillers & Vintners–0.43%

CEDC Finance Corp. International Inc. (Poland), Sr. Sec. Gtd. Global Notes, 9.00%, 04/30/18	357,579	327,185
Constellation Brands Inc.,
Sr. Unsec. Gtd. Notes,
3.75%, 05/01/21	280,000	278,600
6.00%, 05/01/22	18,000	20,295
		626,080

Diversified Banks–0.76%

Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Notes, 6.13%, 12/15/22	470,000	513,746
Royal Bank of Scotland PLC (The) (United Kingdom), REGS, Unsec. Sub. Medium-Term Euro Notes, 9.50%, 03/16/22(c)	499,000	588,014
		1,101,760

Diversified Metals & Mining–2.62%

FMG Resources (August 2006) Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.88%, 04/01/22(c)	1,068,000	1,138,723
HudBay Minerals Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 9.50%, 10/01/20	510,000	555,900
Imperial Metals Corp. (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 03/15/19(c)	717,000	736,763
Vedanta Resources PLC (India),
Sr. Unsec. Notes,
6.00%, 01/31/19(c)	380,000	393,433
9.50%, 07/18/18(c)	295,000	342,255
REGS,
Sr. Unsec. Euro Notes,
6.00%, 01/31/19(c)	200,000	207,750
Walter Energy, Inc.,
Sr. Sec. Gtd. Notes,
9.50%, 10/15/19(c)	315,000	320,513
Sr. Unsec. Gtd. Global Notes,
8.50%, 04/15/21	210,000	117,075
		3,812,412

Electrical Components & Equipment–0.22%

Belden Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 09/01/22(c)	315,000	320,513

Electronic Manufacturing Services–0.07%

Sanmina Corp., Sr. Sec. Gtd. Notes, 4.38%, 06/01/19(c)	105,000	105,788

	Principal Amount	Value

Environmental & Facilities Services–0.69%

ADS Waste Holdings, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/20	$220,000	$238,700
Darling Ingredients Inc., Sr. Unsec. Gtd. Notes, 5.38%, 01/15/22(c)	478,000	499,510
EnergySolutions Inc./LLC, Sr. Unsec. Gtd. Global Notes, 10.75%, 08/15/18	255,000	272,850
		1,011,060

Food Products–0.10%

Chiquita Brands International Inc./Chiquita Brands LLC, Sr. Sec. Gtd. Global Notes, 7.88%, 02/01/21	137,000	150,358

Forest Products–0.00%

Emerald Plantation Holdings Ltd. (Cayman Islands), Sr. Sec. Gtd. Global PIK Notes, 6.00%, 01/30/20(d)(e)	8,627	6,999
Sino-Forest Corp. (Hong Kong), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/17(c)(e)(f)	60,000	150
		7,149

Gas Utilities–2.14%

AmeriGas Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 05/20/22	757,000	845,001
Ferrellgas L.P./Ferrellgas Finance Corp.,
Sr. Unsec. Global Notes,
6.50%, 05/01/21	816,000	858,840
Sr. Unsec. Notes,
6.75%, 01/15/22(c)	128,000	134,560
Suburban Propane Partners, L.P./Suburban Energy Finance Corp.,
Sr. Unsec. Global Notes,
5.50%, 06/01/24	669,000	680,707
7.38%, 08/01/21	538,000	593,818
		3,112,926

Gold–0.76%

New Gold Inc. (Canada),
Sr. Unsec. Gtd. Notes,
7.00%, 04/15/20(c)	92,000	98,026
Sr. Unsec. Notes,
6.25%, 11/15/22(c)	970,000	1,006,569
		1,104,595

Health Care Equipment–0.58%

Biomet Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.50%, 10/01/20	309,000	333,720
Universal Hospital Services Inc., Sec. Gtd. Global Notes, 7.63%, 08/15/20	480,000	508,800
		842,520

See accompanying notes which are an integral part of this schedule.

                                     Invesco High Income Trust II

	Principal Amount	Value

Health Care Facilities–3.94%

Aviv Healthcare Properties L.P./Aviv Healthcare Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/15/21	$68,000	$71,910
Community Health Systems Inc.,
Sr. Sec. Gtd. Notes,
5.13%, 08/01/21(c)	192,000	196,320
Sr. Unsec. Gtd. Notes,
6.88%, 02/01/22(c)	990,260	1,052,151
HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/21	610,000	654,225
HCA, Inc.,
Sr. Sec. Gtd. Global Notes,
5.88%, 03/15/22	890,000	975,662
Sr. Unsec. Gtd. Global Notes,
7.50%, 02/15/22	283,000	327,219
LifePoint Hospitals, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 12/01/21(c)	144,000	151,920
Tenet Healthcare Corp.,
Sr. Sec. Gtd. Global Notes,
6.00%, 10/01/20	544,000	588,880
6.25%, 11/01/18	195,000	215,963
Sr. Unsec. Global Notes,
6.75%, 02/01/20	785,000	840,931
8.13%, 04/01/22	575,000	656,938
		5,732,119

Health Care Services–0.45%

MPH Acquisitions Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 04/01/22(c)	628,000	654,690

Health Care Supplies–0.46%

Crimson Merger Sub, Inc., Sr. Unsec. Notes, 6.63%, 05/15/22(c)	664,000	664,000

Homebuilding–3.20%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/21(c)	1,197,000	1,208,970
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/21	373,000	396,312
K. Hovnanian Enterprises Inc.,
Sr. Sec. Gtd. Notes,
7.25%, 10/15/20(c)	601,000	650,582
Sr. Unsec. Gtd. Global Notes,
6.25%, 01/15/16	353,000	370,650
Sr. Unsec. Gtd. Notes,
7.00%, 01/15/19(c)	520,000	533,000
7.50%, 05/15/16	170,000	182,113
11.88%, 10/15/15	120,000	135,300
KB Home, Sr. Unsec. Gtd. Notes, 7.00%, 12/15/21	249,000	270,165
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	580,000	658,300

	Principal Amount	Value

Homebuilding–(continued)

Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	$257,000	$256,358
		4,661,750

Hotels, Resorts & Cruise Lines–0.26%

Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/22	356,000	381,143

Household Products–1.39%

Reynolds Group Issuer Inc./LLC,
Sr. Sec. Gtd. Global Notes,
5.75%, 10/15/20	744,000	777,480
Sr. Unsec. Gtd. Global Notes,
8.25%, 02/15/21	571,000	611,684
9.88%, 08/15/19	581,000	642,005
		2,031,169

Independent Power Producers & Energy Traders–1.08%

AES Corp.,
Sr. Unsec. Global Notes,
7.38%, 07/01/21	594,000	686,070
8.00%, 10/15/17	5,000	5,888
NRG Energy Inc.,
Sr. Unsec. Gtd. Global Notes,
7.63%, 01/15/18	346,000	397,900
Sr. Unsec. Gtd. Notes,
6.25%, 07/15/22(c)	298,000	316,252
Red Oak Power LLC, Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	159,325	168,685
		1,574,795

Industrial Conglomerates–0.50%

Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(c)	695,000	731,487

Industrial Machinery–0.29%

Waterjet Holdings, Inc., Sr. Sec. Gtd. Notes, 7.63%, 02/01/20(c)	400,000	425,000

Integrated Telecommunication Services–0.62%

Altice Financing S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 6.50%, 01/15/22(c)	200,000	212,125
Altice S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 7.75%, 05/15/22(c)	370,000	390,350
Telecom Italia S.p.A. (Italy), Sr. Unsec. Notes, 5.30%, 05/30/24(c)	290,000	293,302
		895,777

Internet Software & Services–1.31%

CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/22	1,787,000	1,903,155

See accompanying notes which are an integral part of this schedule.

                                     Invesco High Income Trust II

	Principal Amount	Value

Investment Banking & Brokerage–0.16%

Goldman Sachs Group, Inc. (The), Series L, Jr. Unsec. Sub. Notes, 5.70% (g)	$110,000	$114,510
Morgan Stanley, Series H, Jr. Unsec. Sub. Global Bonds, 5.45% (g)	108,000	111,780
		226,290

Leisure Facilities–0.29%

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp.,
Sr. Unsec. Gtd. Global Notes,
5.25%, 03/15/21	310,000	318,525
Sr. Unsec. Gtd. Notes,
5.38%, 06/01/24(c)	99,000	100,238
		418,763

Managed Health Care–0.11%

WellCare Health Plans, Inc., Sr. Unsec. Notes, 5.75%, 11/15/20	143,000	154,083

Marine–0.58%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Mortgage Notes, 8.13%, 11/15/21(c)	799,000	838,950

Metal & Glass Containers–1.11%

Ball Corp., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/22	285,000	294,975
Berry Plastics Corp., Sec. Gtd. Notes, 5.50%, 05/15/22	1,310,000	1,319,825
		1,614,800

Movies & Entertainment–1.18%

AMC Entertainment Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.88%, 02/15/22	440,000	458,700
DreamWorks Animation SKG, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 08/15/20(c)	550,000	596,750
Outerwall, Inc., Sr. Unsec. Gtd. Global Notes, 6.00%, 03/15/19	633,000	661,485
		1,716,935

Oil & Gas Drilling–1.92%

Odebrecht Offshore Drilling Finance Ltd. (Brazil), Sr. Sec. Gtd. Notes, 6.63%, 10/01/22(c)	200,000	213,672
Parker Drilling Co.,
Sr. Unsec. Gtd. Global Notes,
7.50%, 08/01/20	648,000	699,840
Sr. Unsec. Gtd. Notes,
6.75%, 07/15/22(c)	31,000	32,473
Pioneer Energy Services Corp., Sr. Unsec. Gtd. Notes, 6.13%, 03/15/22(c)	412,000	424,360

	Principal Amount	Value

Oil & Gas Drilling–(continued)

Precision Drilling Corp. (Canada),
Sr. Unsec. Gtd. Global Notes,
6.50%, 12/15/21	$815,000	$886,312
Sr. Unsec. Gtd. Notes,
5.25%, 11/15/24(c)	208,000	206,739
Sidewinder Drilling Inc., Sr. Unsec. Notes, 9.75%, 11/15/19(c)	331,000	327,690
		2,791,086

Oil & Gas Equipment & Services–1.92%

Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	589,000	637,592
Exterran Partners L.P./EXLP Finance Corp.,
Sr. Unsec. Gtd. Global Notes,
6.00%, 04/01/21	664,000	676,450
Sr. Unsec. Gtd. Notes,
6.00%, 10/01/22(c)	371,000	375,174
Gulfmark Offshore Inc., Sr. Unsec. Global Notes, 6.38%, 03/15/22	606,000	633,270
Hiland Partners L.P./Hiland Partners Finance Corp., Sr. Unsec. Gtd. Notes, 5.50%, 05/15/22(c)	309,000	314,408
Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	21,000	22,076
McDermott International Inc., Sec. Gtd. Notes, 8.00%, 05/01/21(c)	128,000	131,040
		2,790,010

Oil & Gas Exploration & Production–9.76%

Antero Resources Finance Corp.,
Sr. Unsec. Gtd. Global Notes,
5.38%, 11/01/21	535,000	559,744
6.00%, 12/01/20	166,000	178,450
Approach Resources Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 06/15/21	630,000	647,325
Athlon Holdings L.P./Athlon Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 05/01/22(c)	415,000	426,412
Baytex Energy Corp. (Canada), Sr. Unsec. Gtd. Notes, 5.63%, 06/01/24(c)	208,000	207,808
Berry Petroleum Co. LLC,
Sr. Unsec. Notes,
6.38%, 09/15/22	282,000	297,510
6.75%, 11/01/20	531,000	566,842
Bonanza Creek Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 04/15/21	536,000	575,530
Chaparral Energy Inc.,
Sr. Unsec. Gtd. Global Notes,
7.63%, 11/15/22	695,000	744,519
8.25%, 09/01/21	352,000	386,320

See accompanying notes which are an integral part of this schedule.

                                     Invesco High Income Trust II

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	$665,000	$774,725
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/22	504,000	521,640
Energy XXI Gulf Coast Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 12/15/21	616,000	656,810
EV Energy Partners L.P./EV Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/15/19	221,000	232,326
EXCO Resources, Inc., Sr. Unsec. Gtd. Notes, 8.50%, 04/15/22	956,000	1,001,410
FTS International, Inc., Sr. Sec. Gtd. Notes, 6.25%, 05/01/22(c)	277,000	283,925
Halcon Resources Corp.,
Sr. Unsec. Gtd. Global Notes,
8.88%, 05/15/21	496,000	530,720
9.75%, 07/15/20	296,000	325,600
Laredo Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	75,000	83,438
MEG Energy Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.50%, 03/15/21(c)	1,158,000	1,230,375
QEP Resources Inc., Sr. Unsec. Notes, 5.38%, 10/01/22	274,000	278,110
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	100,000	105,625
Rice Energy Inc., Sr. Unsec. Gtd. Notes, 6.25%, 05/01/22(c)	959,000	972,186
Rosetta Resources, Inc.,
Sr. Unsec. Gtd. Global Notes,
5.63%, 05/01/21	206,000	212,695
Sr. Unsec. Gtd. Notes,
5.88%, 06/01/22	560,000	583,100
SandRidge Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 03/15/21	969,000	1,039,252
SM Energy Co., Sr. Unsec. Global Notes, 6.50%, 11/15/21	178,000	193,798
Whiting Petroleum Corp., Sr. Unsec. Gtd. Notes, 5.75%, 03/15/21	557,000	604,345
		14,220,540

Oil & Gas Refining & Marketing–0.27%

Calumet Specialty Products Partners L.P./Calumet Finance Corp., Sr. Unsec. Gtd. Notes, 6.50%, 04/15/21(c)	390,000	397,313

	Principal Amount	Value

Oil & Gas Storage & Transportation–5.74%

Access Midstream Partners L.P./ACMP Finance Corp., Sr. Unsec. Gtd. Notes, 4.88%, 03/15/24	$249,000	$261,450
Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/01/20	906,000	968,287
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 12/15/20	1,020,000	1,071,000
Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	821,000	953,386
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp.,
Sr. Unsec. Gtd. Notes,
5.50%, 02/15/23	487,000	512,567
6.50%, 08/15/21	81,000	87,885
NGL Energy Partners L.P./NGL Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 10/15/21(c)	777,000	815,850
Penn Virginia Resource Partners L.P./Penn Virginia Resource Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.50%, 05/15/21	316,000	342,070
Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/01/20	463,000	488,465
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
Sr. Unsec. Gtd. Global Notes,
6.38%, 08/01/22	109,000	117,720
6.88%, 02/01/21	946,000	1,021,680
Teekay Corp. (Bermuda), Sr. Unsec. Global Notes, 8.50%, 01/15/20	370,000	430,125
Teekay Offshore Partners L.P./Teekay Offshore Finance Corp. (Bermuda), Sr. Unsec. Global Notes, 6.00%, 07/30/19	271,000	274,263
Tesoro Logistics L.P./Tesoro Logistics Finance Corp.,
Sr. Unsec. Gtd. Global Notes,
5.88%, 10/01/20	566,000	597,130
6.13%, 10/15/21	123,000	130,688
Sr. Unsec. Gtd. Notes,
5.88%, 10/01/20(c)	272,000	286,960
		8,359,526

Packaged Foods & Meats–3.28%

Bertin S.A./Bertin Finance Ltd. (Brazil), Sr. Unsec. Gtd. Bonds, 10.25%, 10/05/16(c)	200,000	232,000
Diamond Foods Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/15/19(c)	1,305,000	1,366,987

See accompanying notes which are an integral part of this schedule.

                                     Invesco High Income Trust II

	Principal Amount	Value

Packaged Foods & Meats–(continued)

FAGE Dairy Industry S.A./FAGE USA Dairy Industry, Inc. (Greece), Sr. Unsec. Gtd. Notes, 9.88%, 02/01/20(c)	$320,000	$347,200
JBS Investments GmbH (Brazil), Sr. Unsec. Gtd. Notes, 7.25%, 04/03/24(c)	400,000	418,958
JBS S.A. (Brazil),
Sr. Unsec. Notes,
10.50%, 08/04/16 (Acquired 08/30/13-10/22/13; Cost $203,969)(c)	185,000	215,525
REGS,
Sr. Unsec. Euro Notes,
10.50%, 08/04/16(c)	200,000	232,000
JBS USA LLC/JBS USA Finance Inc. (Brazil), Sr. Unsec. Gtd. Notes, 7.25%, 06/01/21(c)	240,000	260,100
Post Holdings Inc.,
Sr. Unsec. Gtd. Global Notes,
7.38%, 02/15/22	603,000	656,516
Sr. Unsec. Gtd. Notes,
6.00%, 12/15/22(c)	102,000	103,275
6.75%, 12/01/21(c)	110,000	117,013
Smithfield Foods Inc.,
Sr. Unsec. Notes,
5.25%, 08/01/18(c)	106,000	111,035
5.88%, 08/01/21(c)	106,000	112,360
6.63%, 08/15/22	87,000	95,374
Treehouse Foods Inc., Sr. Unsec. Gtd. Global Notes, 4.88%, 03/15/22	143,000	146,396
Wells Enterprises Inc., Sr. Sec. Notes, 6.75%, 02/01/20(c)	340,000	355,300
		4,770,039

Paper Packaging–0.60%

Beverage Packaging Holdings Luxembourg II S.A.,
Sr. Unsec. Gtd. Notes,
5.63%, 12/15/16(c)	61,000	62,220
Sr. Unsec. Gtd. Sub. Notes,
6.00%, 06/15/17(c)	231,000	236,198
Signode Industrial Group Lux S.A./Signode Industrial Group U.S. Inc., Sr. Unsec. Notes, 6.38%, 05/01/22(c)	573,000	581,595
		880,013

Paper Products–0.76%

Neenah Paper Inc., Sr. Unsec. Gtd. Notes, 5.25%, 05/15/21(c)	84,000	85,365
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	986,000	1,022,975
		1,108,340

Personal Products–0.53%

Albea Beauty Holdings S.A. (France), Sr. Sec. Gtd. Notes, 8.38%, 11/01/19(c)	708,000	775,844

	Principal Amount	Value

Pharmaceuticals–1.65%

Valeant Pharmaceuticals International, Inc.,
Sr. Unsec. Gtd. Notes,
5.63%, 12/01/21(c)	$981,000	$1,025,145
6.38%, 10/15/20(c)	900,000	965,250
6.75%, 08/15/21(c)	36,000	38,520
7.50%, 07/15/21(c)	340,000	379,100
		2,408,015

Regional Banks–1.05%

Synovus Financial Corp.,
Sr. Unsec. Global Notes,
7.88%, 02/15/19	400,000	460,000
Unsec. Sub. Global Notes,
5.13%, 06/15/17	1,015,000	1,069,556
		1,529,556

Security & Alarm Services–0.22%

ADT Corp. (The), Sr. Unsec. Global Notes, 6.25%, 10/15/21	302,000	320,120

Semiconductor Equipment–1.87%

Amkor Technology Inc.,
Sr. Unsec. Global Notes,
6.38%, 10/01/22	727,000	777,890
6.63%, 06/01/21	1,300,000	1,407,250
Entegris Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/22(c)	538,000	544,725
		2,729,865

Semiconductors–2.85%

Advanced Micro Devices, Inc., Sr. Unsec. Notes, 6.75%, 03/01/19(c)	292,000	309,520
Freescale Semiconductor Inc.,
Sr. Sec. Gtd. Notes,
6.00%, 01/15/22(c)	921,000	985,470
Sr. Unsec. Gtd. Global Notes,
8.05%, 02/01/20	742,000	810,635
Micron Technology Inc., Sr. Unsec. Notes, 5.88%, 02/15/22(c)	834,000	890,295
NXP B.V./NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 02/15/21(c)	1,080,000	1,158,570
		4,154,490

Specialized Finance–3.14%

Aircastle Ltd.,
Sr. Unsec. Global Notes,
6.25%, 12/01/19	320,000	348,800
7.63%, 04/15/20	780,000	902,850
CIT Group Inc.,
Sr. Unsec. Global Notes,
5.00%, 08/15/22	705,000	731,437
Sr. Unsec. Notes,
5.50%, 02/15/19(c)	245,000	266,438
Fly Leasing Ltd. (Ireland), Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	622,000	656,210

See accompanying notes which are an integral part of this schedule.

                                     Invesco High Income Trust II

	Principal Amount	Value

Specialized Finance–(continued)

International Lease Finance Corp., Sr. Unsec. Notes, 8.25%, 12/15/20	$1,365,000	$1,665,300
		4,571,035

Specialized REIT’s–0.50%

Crown Castle International Corp., Sr. Unsec. Notes, 4.88%, 04/15/22	280,000	291,200
MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	405,000	443,475
		734,675

Specialty Chemicals–0.70%

Chemtura Corp., Sr. Unsec. Gtd. Notes, 5.75%, 07/15/21	224,000	232,120
Eagle Spinco Inc., Sr. Unsec. Gtd. Notes, 4.63%, 02/15/21(c)	95,000	95,475
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/23	690,000	702,075
		1,029,670

Specialty Stores–0.77%

Michaels Stores Inc., Sr. Unsec. Gtd. Sub. Notes, 5.88%, 12/15/20(c)	856,000	876,330
Sally Holdings LLC/Sally Capital Inc., Sr. Unsec. Gtd. Global Bonds, 5.50%, 11/01/23	239,000	246,767
		1,123,097

Steel–3.29%

ArcelorMittal (Luxembourg),
Sr. Unsec. Global Notes,
6.00%, 03/01/21	787,000	849,960
6.75%, 02/25/22	610,000	683,810
Magnetation LLC/ Mag Finance Corp., Sr. Sec. Gtd. Notes, 11.00%, 05/15/18(c)	659,000	736,432
Steel Dynamics Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 08/15/22	443,000	486,192
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp.,
Sr. Unsec. Gtd. Notes,
7.38%, 02/01/20(c)	216,000	231,120
7.38%, 02/01/20(c)	994,000	1,063,580
United States Steel Corp.,
Sr. Unsec. Global Notes,
7.50%, 03/15/22	420,000	460,950
Sr. Unsec. Notes,
7.38%, 04/01/20	248,000	276,520
		4,788,564

Technology Distributors–0.07%

Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19	90,000	96,413

	Principal Amount	Value

Tires & Rubber–0.17%

Goodyear Tire & Rubber Co. (The), Sr. Unsec. Gtd. Notes, 6.50%, 03/01/21	$220,000	$241,175

Trading Companies & Distributors–0.37%

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Sr. Unsec. Gtd. Notes, 4.50%, 05/15/21(c)	288,000	290,520
United Rentals North America Inc., Sr. Unsec. Global Notes, 8.25%, 02/01/21	220,000	247,500
		538,020

Trucking–0.33%

Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Notes, 5.13%, 06/01/22(c)	441,000	443,756
Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/20	40,000	42,500
		486,256

Wireless Telecommunication Services–7.29%

Digicel Group Ltd. (Jamaica), Sr. Unsec. Notes, 8.25%, 09/30/20(c)	225,000	244,215
Digicel Ltd. (Jamaica),
Sr. Unsec. Notes,
6.00%, 04/15/21(c)	855,000	874,237
7.00%, 02/15/20(c)	235,000	247,925
SBA Communications Corp., Sr. Unsec. Global Notes, 5.63%, 10/01/19	458,000	485,480
Sprint Communications Inc.,
Sr. Unsec. Global Notes,
6.00%, 11/15/22	776,000	807,040
11.50%, 11/15/21	165,000	224,400
Sr. Unsec. Gtd. Notes,
7.00%, 03/01/20(c)	445,000	513,975
9.00%, 11/15/18(c)	430,000	523,525
Sprint Corp.,
Sr. Unsec. Gtd. Notes,
7.25%, 09/15/21(c)	899,000	995,642
7.88%, 09/15/23(c)	747,000	845,978
T-Mobile USA, Inc.,
Sr. Unsec. Gtd. Global Notes,
6.25%, 04/01/21	760,000	811,300
6.63%, 04/01/23	1,900,000	2,061,500
Sr. Unsec. Gtd. Notes,
6.63%, 04/28/21	354,000	382,763
6.84%, 04/28/23	303,000	329,891
Wind Acquisition Finance S.A. (Italy),
Sr. Sec. Gtd. Notes,
7.25%, 02/15/18(c)	600,000	633,000

See accompanying notes which are an integral part of this schedule.

                                     Invesco High Income Trust II

		Principal Amount	Value

Wireless Telecommunication Services–(continued)

Sr. Unsec. Gtd. Notes,
7.38%, 04/23/21(c)		$619,000	$642,986
			10,623,857
Total U.S. Dollar Denominated Bonds and Notes (Cost $165,713,437)			172,324,254

Non-U.S. Dollar Denominated Bonds & Notes–10.31%(h)

Apparel, Accessories & Luxury Goods–0.30%

Boardriders S.A., Sr. Unsec. Gtd. Notes, 8.88%, 12/15/17(c)	EUR	300,000	439,632

Auto Parts & Equipment–0.43%

Autodis S.A. (France), Sr. Sec. Gtd. Notes, 6.50%, 02/01/19(c)	EUR	440,000	626,223

Broadcasting–0.73%

Central European Media Enterprises Ltd. (Czech Republic), REGS, Jr. Sec. Gtd. Euro Notes, 11.63%, 09/15/16(c)	EUR	390,000	562,553
CET 21 spol sro (Czech Republic),
Sr. Sec. Gtd. Notes,
9.00%, 11/01/17(c)	EUR	210,000	306,311
REGS,
Sr. Sec. Gtd. Euro Notes,
9.00%, 11/01/17(c)	EUR	130,000	189,621
			1,058,485

Casinos & Gaming–0.91%

Gala Group Finance PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.88%, 09/01/18(c)	GBP	375,000	671,004
Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.63%, 07/25/22(c)	CAD	464,000	456,895
William Hill PLC (United Kingdom), Sr. Unsec. Gtd. Euro Notes, 4.25%, 06/05/20	GBP	115,000	191,086
			1,318,985

Construction & Engineering–0.14%

Astaldi SpA (Italy), REGS, Sr. Unsec. Euro Notes, 7.13%, 12/01/20(c)	EUR	140,000	207,410

Construction Materials–1.09%

Grupo Isolux Corsan Finance B.V. (Spain), Sr. Unsec. Bonds, 6.63%, 04/15/21(c)	EUR	380,000	527,729
Manutencoop Facility Management SpA (Italy),
Sr. Sec. Gtd. Notes,
8.50%, 08/01/20(c)	EUR	330,000	491,441
REGS,
Sr. Sec. Gtd. Euro Notes,
8.50%, 08/01/20(c)	EUR	100,000	148,921

		Principal Amount	Value

Construction Materials–(continued)

Spie BondCo 3 SCA (Luxembourg), REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 11.00%, 08/15/19(c)	EUR	270,000	$419,055
			1,587,146

Food Distributors–0.84%

Bakkavor Finance 2 PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 02/15/18(c)	GBP	680,000	1,223,399

Hotels, Resorts & Cruise Lines–0.58%

Thomas Cook Finance PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 7.75%, 06/15/20(c)	EUR	250,000	377,819
Thomas Cook Group PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.75%, 06/22/17	GBP	255,000	474,449
			852,268

Independent Power Producers & Energy Traders–0.29%

Infinis PLC (United Kingdom), Sr. Sec. Notes, 7.00%, 02/15/19(c)	GBP	230,000	420,223

Internet Software & Services–0.36%

Adria Bidco B.V. (Serbia), REGS, Sr. Sec. Gtd. Euro Notes, 7.88%, 11/15/20(c)	EUR	360,000	532,466

Metal & Glass Containers–0.20%

Greif Neveda Holdings Inc., SCS, REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.38%, 07/15/21(c)	EUR	180,000	291,408

Multi-Sector Holdings–0.38%

Odeon & UCI Finco PLC (United Kingdom),
Sr. Sec. Gtd. Notes,
9.00%, 08/01/18(c)	GBP	100,000	176,420
REGS,
Sr. Sec. Gtd. Medium-Term Euro Notes,
9.00%, 08/01/18(c)	GBP	211,000	372,246
			548,666

Other Diversified Financial Services–2.40%

AG Spring Finance II Ltd. (Spain),
Sr. Sec. Notes,
9.50%, 06/01/19(c)	EUR	160,000	211,813
REGS,
Sr. Sec. Euro Notes,
9.50%, 06/01/19(c)	EUR	283,000	374,644
Cabot Financial Luxembourg S.A. (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.38%, 10/01/19(c)	GBP	555,000	1,067,155

See accompanying notes which are an integral part of this schedule.

                                     Invesco High Income Trust II

		Principal Amount	Value

Other Diversified Financial Services–(continued)

Financiere Gaillon 8 SAS (France), Sr. Unsec. Notes, 7.00%, 09/30/19(c)	EUR	370,000	$509,680
GCS Holdco Finance I S.A. (Luxembourg),
Sr. Sec. Gtd. Notes,
6.50%, 11/15/18(c)	EUR	128,000	185,832
REGS,
Sr. Sec. Gtd. Euro Notes,
6.50%, 11/15/18(c)	EUR	104,000	150,988
Lowell Group Financing PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.75%, 04/01/19(c)	GBP	525,000	996,606
			3,496,718

Paper Packaging–0.14%

Smurfit Kappa Acquisitions (Ireland), Sr. Unsec. Gtd. Notes, 3.25%, 06/01/21(c)	EUR	148,000	201,375

Personal Products–0.16%

Albea Beauty Holdings S.A. (France), REGS, Sr. Sec. Gtd. Medium-Term Euro Notes, 8.75%, 11/01/19(c)	EUR	150,000	227,995

Pharmaceuticals–0.44%

Rottapharm Ltd. (Italy), REGS, Sr. Unsec. Gtd. Euro Notes, 6.13%, 11/15/19(c)	EUR	435,000	636,690

Publishing–0.11%

Johnston Press Bond PLC (United Kingdom), Sr. Sec. Notes, 8.63%, 06/01/19(c)	GBP	100,000	165,106

Research & Consulting Services–0.19%

La Financiere Atalian S.A. (Luxembourg), REGS, Sr. Unsec. Gtd. Euro Bonds, 7.25%, 01/15/20(c)	EUR	190,000	281,024

Specialized Finance–0.45%

HSS Financing PLC (United Kingdom),
Sr. Sec. Gtd. Notes,
6.75%, 08/01/19(c)	GBP	100,000	176,001
REGS,
Sr. Sec. Gtd. Euro Notes,
6.75%, 08/01/19(c)	GBP	269,000	473,443
			649,444

Wireless Telecommunication Services–0.17%

Matterhorn Mobile Holdings S.A. (Luxembourg), REGS, Sr. Sec. Gtd. Medium-Term Euro Notes, 8.25%, 02/15/20(c)	EUR	165,000	248,264
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $14,215,216)			15,012,927

	Shares	Value

Common Stocks & Other Equity Interests–0.68%

Apparel, Accessories & Luxury Goods–0.00%

HCI Direct, Inc. -Class A (i)	1,000	$0

Automobile Manufacturers–0.58%

General Motors Co. (i)(j)	15,710	543,252
General Motors Co. -Wts. expiring 07/10/16(i)(j)	6,378	156,516
General Motors Co. -Wts. expiring 07/10/19(i)(j)	6,378	104,663
Motors Liquidation Co. GUC Trust (i)	1,673	41,791
		846,222

Forest Products–0.00%

Emerald Plantation Holdings Ltd. (Cayman Islands)(e)(i)	9,308	2,234

Paper Products–0.10%

NewPage Holdings Inc. (Acquired 07/21/11-08/29/11; Cost $397,010)(c)(k)	1,840	147,200
Total Common Stocks & Other Equity Interests (Cost $1,288,596)		995,656

	Principal Amount

Variable Rate Senior Loan Interests–0.47%

Apparel Retail–0.34%

Men’s Wearhouse Inc. (The), Sr. Unsec. Gtd. Term Loan, 0%, 03/11/15(l)(m)	$490,000	490,000

Casinos & Gaming–0.13%

Caesars Entertainment Operating Co. Inc., Sr. Sec. Gtd. Term Loan, 8.98%, 01/28/18(m)	190,000	188,389
Total Variable Rate Senior Loan Interests (Cost $678,597)		678,389

	Shares

Preferred Stocks–0.41%

Multi-Line Insurance–0.41%

Hartford Financial Services Group Inc. (The) 7.88% Jr. Sub. Pfd. (Cost $523,614)	19,662	591,433

Money Market Funds–3.96%

Liquid Assets Portfolio –Institutional Class (n)	2,884,487	2,884,487
Premier Portfolio –Institutional Class (n)	2,884,487	2,884,487
Total Money Market Funds (Cost $5,768,974)		5,768,974

See accompanying notes which are an integral part of this schedule.

                                     Invesco High Income Trust II

	Shares	Value
TOTAL INVESTMENTS–134.15% (Cost $188,188,434)		$195,371,633
OTHER ASSETS LESS LIABILITIES–(34.15)%		(49,732,447)
NET ASSETS–100.00%		$145,639,186

Investment Abbreviations:

CAD	— Canadian Dollar
Ctfs.	— Certificates
EUR	— Euro
GBP	— British Pound
Gtd.	— Guaranteed
Jr.	— Junior
Pfd.	— Preferred
PIK	— Payment in Kind
REGS	— Regulation S
REIT	— Real Estate Investment Trust
Sec.	— Secured
Sr.	— Senior
Sub.	— Subordinated
Unsec.	— Unsecured
Wts.	— Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2014 was $84,750,660, which represented 58.19% of the Trust’s Net Assets.

(d)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Emerald Plantation Holdings Ltd., Sr. Sec. Gtd. Global PIK Notes	6.00%	8.00%
Schaeffler Holding Finance B.V., Sr. Sec. Gtd. PIK Notes	6.88%	7.63%

(e)	Acquired as part of the Sino-Forest Corp. reorganization.

(f)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at May 31, 2014 represented less than 1% of the Trust’s Net Assets.

(g)	Perpetual bond with no specified maturity date.

(h)	Foreign denominated security. Principal amount is denominated in currency indicated.

(i)	Non-income producing security.

(j)	Acquired as part of the General Motors reorganization.

(k)	Non-income producing security acquired as part of the NewPage Corp. bankruptcy reorganization.
(l)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 4.

(m)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(n)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

                                     Invesco High Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

                                     Invesco High Income Trust II

A.	Security Valuations – (continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Fund’s officers following procedures approved by the Board of Directors. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Trust’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Trust may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

                                     Invesco High Income Trust II

E.	Forward Foreign Currency Contracts – The Trust may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Trust may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Trust owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
F.	Leverage Risk – Leverage exists when a Trust can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$7,208,863	$147,200	$0	$7,356,063
Corporate Debt Securities	--	172,324,254	--	172,324,254
Foreign Debt Securities	--	15,012,927	--	15,012,927
Variable Rate Senior Loan Interests	--	678,389	--	678,389
	7,208,863	188,162,770	0	195,371,633
Forward Foreign Currency Contracts*	--	48,187	--	48,187
Total Investments	$7,208,863	$188,210,957	$0	$195,419,820

* Unrealized appreciation.

                                     Invesco High Income Trust II

NOTE 3 -- Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of May 31, 2014:

Risk Exposure/ Derivative Type	Value
	Assets	Liabilities
Currency risk
Forward foreign currency contracts	$109,677	$(61,490)

Effect of Derivative Investments for the three months ended May 31, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Forward Foreign Currency Contracts
Realized Gain (Loss)
Currency risk	$(122,158)
Change in Unrealized Appreciation
Currency risk	211,831
Total	$89,673

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

Forward Foreign Currency Contracts
Average notional value	$24,172,693

Open Forward Foreign Currency Contracts at Period-End

							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
07/25/14	RBC Capital Markets Corp.	CAD	490,000	USD	443,685	$451,321	$(7,636)
06/05/14	Citigroup Global Markets Inc.	EUR	6,749,253	USD	9,293,921	9,200,408	93,513
09/02/14	Citigroup Global Markets Inc.	EUR	6,093,000	USD	8,291,141	8,305,824	(14,683)
06/05/14	Citigroup Global Markets Inc.	USD	9,196,085	EUR	6,749,253	9,200,408	4,323
06/05/14	RBC Capital Markets Corp.	USD	3,831,350	GBP	2,293,890	3,843,191	11,841

                                     Invesco High Income Trust II

Open Forward Foreign Currency Contracts at Period-End – (Continued)

							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
06/05/14	RBC Capital Markets Corp.	GBP	2,292,890	USD	3,827,252	3,843,191	(15,939)
07/09/14	Citigroup Global Markets Inc.	GBP	1,654,140	USD	2,760,551	2,771,900	(11,883)
09/02/14	RBC Capital Markets Corp.	GBP	2,292,890	USD	3,828,679	3,840,562	(11,349)
Total open forward foreign currency contracts – Currency Risk							$48,187

Currency Abbreviations:
CAD -- Canadian Dollar	USD -- U.S. Dollar
EUR – Euro
GBP -- British Pound Sterling

NOTE 4 -- Unfunded Loan Commitments

As of May 31, 2014, the Trust had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Type	Principal Amount	Value
Men’s Wearhouse, Inc. (The)	Term Loan	$490,000	$490,000

NOTE 5 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2014 was $54,290,078 and $54,885,770, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$7,294,981
Aggregate unrealized (depreciation) of investment securities	(700,272)
Net unrealized appreciation of investment securities	$6,594,709
Cost of investments for tax purposes is $188,776,924.

                                     Invesco High Income Trust II

NOTE 6 -- Senior Loan Participation Commitments

The Trust invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Trust purchases a participation of a Senior Loan interest, the Trust typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Trust assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Trust and the borrower.

At the three months ended May 31, 2014, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Trust on a participation basis.

Selling Participant	Principal Amount	Value
Bank of America, N.A.	$490,000	$490,000
Credit Suisse First Boston	190,000	188,389
Total	$680,000	$678,389

                                     Invesco High Income Trust II

Item 2. Controls and Procedures.

(a)	As of May 23, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 23, 2014, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco High Income Trust II

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	July 29, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	July 29, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 29, 2014

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.